Adoption of U.S. GAAP - Impact of Change Before Considering The Tax Effect from Earnings Per Share (Details) - USD ($) $ / shares in Units, $ in Thousands	6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Net loss attributable to common stockholders	$ (8,121)	$ (31,478)
Weighted average number of ordinary shares (basic) (in shares)	62,094,383	16,465,885
Loss per share basic (in dollars per share)	$ (0.13)	$ (1.91)
Dilutive potential common shares (shares)	63,505,040	31,181,773
Diluted loss for the period attributable to common stockholders (in dollars per share)	$ (0.42)	$ (2.06)
Adjustments/ Reclassifications
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Net loss attributable to common stockholders		$ 18,670
Weighted average number of ordinary shares (basic) (in shares)		0
Loss per share basic (in dollars per share)		$ 1.14
Diluted loss for the period attributable to common stockholders (in dollars per share)		$ 0.99
Adjustments/ Reclassifications | IFRS Impact on Earnings Per Share
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Net loss attributable to common stockholders		$ (31,478)
Weighted average number of ordinary shares (basic) (in shares)		16,465,885
Loss per share basic (in dollars per share)		$ (1.91)
Loss for the year attributable to Equity holders of the parent (diluted)		$ (64,243)
Diluted loss for the period attributable to common stockholders (in dollars per share)		$ (2.06)